Other Payables	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
OTHER PAYABLES
NOTE 13:-	OTHER PAYABLES

	December 31,
	2025	2024
Employees and payroll accruals	$85	$75
Accrued vacation	175	130

	$260	$205